RELATED PARTY TRANSACTIONS - Related party loans (Details) - USD ($)	Sep. 08, 2023	Apr. 13, 2023	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Extension promissory note			$ 1,889,768	$ 0
Related Party Loans | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans			$ 1,400,000
Offering price			$ 11.50
Related Party Loans | Sponsor | Class A common stock
RELATED PARTY TRANSACTIONS
Number of shares issuable per warrant			1
Exercise price of warrant			$ 11.50
Price of warrant			$ 1.00
Loan conversion agreement warrant			$ 1,400,000
Other liabilities			$ 0	$ 0
Entity price			$ 1.00
Principal amount of promissory note			$ 1,400,000
Working Capital Loans
RELATED PARTY TRANSACTIONS
Entity price		$ 1.00
Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party loans		$ 1,000,000
Interest rate		0.00%
Amended and Restated Extension Promissory Note | Sponsor
RELATED PARTY TRANSACTIONS
Interest rate	0.00%
Principal amount of promissory note	$ 2,500,000
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Exercise price of warrant	$ 1.00		$ 1.00
Unpaid principal balance converted into warrants	$ 1,500,000